Summary of Significant Accounting Policies - Schedule of Reconciliation the Contingent Earn-out Obligations (Details)	12 Months Ended
Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Fair value with unobservable inputs reconciliation, Beginning balance
Fair value with unobservable inputs reconciliation, Earn-out liability from acquisition of PVBJ Inc.	175,318
Fair value with unobservable inputs reconciliation, Payments
Fair value with unobservable inputs reconciliation, Adjustments to fair value	15,418
Fair value with unobservable inputs reconciliation, Ending balance	$ 190,736